Schedule of Investments (unaudited)
October 31, 2025
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Capital Markets — 1.4%
DigitalBridge Group, Inc., Class A	398,318	$ 4,712,102
Diversified REITs — 2.7%
Broadstone Net Lease, Inc.	137,877	2,470,756
Essential Properties Realty Trust, Inc.	221,262	6,611,308
		9,082,064
Health Care Providers & Services — 2.4%
Brookdale Senior Living, Inc.(a)	822,785	7,627,217
PACS Group, Inc.(a)	29,566	357,157
		7,984,374
Health Care REITs — 14.7%
American Healthcare REIT, Inc.	167,470	7,589,740
CareTrust REIT, Inc.	151,551	5,251,242
Healthpeak Properties, Inc.	429,092	7,702,202
Welltower, Inc.	164,257	29,737,087
		50,280,271
Hotel & Resort REITs — 2.1%
Host Hotels & Resorts, Inc.	448,392	7,183,240
Industrial REITs — 11.8%
EastGroup Properties, Inc.	44,140	7,703,754
Prologis, Inc.	262,121	32,526,595
		40,230,349
IT Services — 0.1%
Applied Digital Corp.(a)	9,901	343,169
Office REITs — 3.4%
BXP, Inc.	80,320	5,717,981
Cousins Properties, Inc.	149,677	3,881,124
Empire State Realty Trust, Inc., Class A	259,128	1,914,956
		11,514,061
Residential REITs — 11.6%
American Homes 4 Rent, Class A	135,747	4,289,605
AvalonBay Communities, Inc.	95,182	16,554,054
Equity LifeStyle Properties, Inc.	131,898	8,052,373
UDR, Inc.	312,725	10,535,705
		39,431,737
Retail REITs — 12.8%
Agree Realty Corp.	125,898	9,191,813
Brixmor Property Group, Inc.	154,689	4,046,664
Federal Realty Investment Trust	37,788	3,634,828
Primaris Real Estate Investment Trust	132,986	1,458,290
Security	Shares	Value
Retail REITs (continued)
Realty Income Corp.	35,402	$ 2,052,608
Regency Centers Corp.	104,027	7,172,662
Simon Property Group, Inc.	92,285	16,220,011
		43,776,876
Software — 0.4%
Cipher Mining, Inc.(a)	20,463	381,635
Core Scientific, Inc.(a)	15,442	332,621
Hut 8 Corp.(a)	7,910	400,721
Terawulf, Inc.(a)	23,103	358,096
		1,473,073
Specialized REITs — 35.7%
American Tower Corp.	54,287	9,716,287
Crown Castle, Inc.	182,746	16,487,344
Digital Realty Trust, Inc.	75,226	12,819,263
EPR Properties	48,015	2,353,695
Equinix, Inc.	29,187	24,692,494
Extra Space Storage, Inc.	65,516	8,749,007
Iron Mountain, Inc.	74,105	7,629,110
Outfront Media, Inc.	216,404	3,828,187
PotlatchDeltic Corp.	79,614	3,184,560
Public Storage	45,891	12,783,397
SBA Communications Corp.	36,186	6,928,895
VICI Properties, Inc.	422,060	12,657,579
		121,829,818
Total Long-Term Investments — 99.1% (Cost: $297,376,043)		337,841,134
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.94%(b)(c)	3,504,692	3,504,692
Total Short-Term Securities — 1.0% (Cost: $3,504,692)		3,504,692
Total Investments — 100.1% (Cost: $300,880,735)		341,345,826
Liabilities in Excess of Other Assets — (0.1)%		(222,331)
Net Assets — 100.0%		$ 341,123,495

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
October 31, 2025
BlackRock Real Estate Securities Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 1,291,537	$ —	$ (1,291,369)(b)	$ (168)	$ —	$ —	—	$ 671 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,816,961	687,731 (b)	—	—	—	3,504,692	3,504,692	116,236	—
				$ (168)	$ —	$ 3,504,692		$ 116,907	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,407,239	CAD	1,962,000	Morgan Stanley & Co. International PLC	01/15/26	$2,888

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
October 31, 2025
BlackRock Real Estate Securities Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 337,841,134	$ —	$ —	$ 337,841,134
Short-Term Securities
Money Market Funds	3,504,692	—	—	3,504,692
	$ 341,345,826	$ —	$ —	$ 341,345,826
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 2,888	$ —	$ 2,888

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation)
on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
USD	United States Dollar

Portfolio Abbreviation
REIT	Real Estate Investment Trust